Note 8 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
8.	Commitments and Contingencies:

Legal proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. As part of the normal course of operations, the Company's customers may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

On August 1, 2017, the Company received a subpoena from the U.S. Securities and Exchange Commission (“SEC”) requesting certain documents and information in connection with offerings made by the Company between February 2017 and August 2017. The Company provided the requested information to the SEC in response to that subpoena. On September 26, 2018 and on October 5, 2018 the Company received two additional subpoenas from the SEC requesting certain documents and information in connection with the previous subpoena the Company received on August 1, 2017. The Company provided the requested information to the SEC in response to these subpoenas. The SEC investigation is ongoing and the Company continues to cooperate with the SEC in its investigation. The Company’s last communication with the SEC was in February 2019. The Company is unable to predict what action, if any, might be taken by the SEC or its staff as a result of this investigation or what impact, if any, the cost of responding to the SEC's investigation or its ultimate outcome might have on the Company's financial position, results of operations or liquidity. Hence the Company has not established any provision for losses relating to this matter.

Other than the cases mentioned above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

Capital Expenditures under the Company’s Newbuilding program:

On January 6 and on September 8, 2021 the Company entered into a series of transactions with a number of entities affiliated with Mr. Evangelos J. Pistiolis that led to the purchase of a number of vessels and newbuilding contracts (see Notes 1 and 5). As a result of these transactions, the Company has remaining contractual commitments as of December 31, 2021 for the acquisition of its fleet that are non-recourse to the Company as they are guaranteed by Central Mare Inc, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, totaling $213,405, including $51,189, $81,108 and $81,108 pursuant to newbuilding agreements for M/T Eco Oceano Ca (Hull No. 871), M/T Julius Caesar (Hull No. 3213) and M/T Legio X Equestris (Hull No. 3214) respectively. All of these contractual commitments are payable in the first quarter of 2022.

As of the date of this annual report all contractual commitments for the acquisition of the Company’s fleet have been settled and the company has successfully taken delivery of all abovementioned newbuilding vessels.

Guarantee on performance of loans of the New 2020 Joint Venture

On December 10, 2020, the Company entered into a corporate guarantee agreement with Alpha Bank of Greece (which was amended on February 2, 2022) in respect of the obligations of its 50% subsidiary California 19 Inc. and California 20 Inc. under the Loan Agreement dated March 12, 2020 for a secured loan facility of $37,660 ($18,830 for each vessel) for the financing of M/T Eco Yosemite Park and M/T Eco Joshua Park (the “Alpha Corporate Guarantee”). The Company assigns zero probability of default to said loan agreements and hence has not established any provisions for losses relating to this matter.

Environmental Liabilities:

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the consolidated financial statements.